Shareholder Report, Holdings (Details) - C000048969 [Member]	Aug. 31, 2025
Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
A One [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%
Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%